RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2025
Related Party Transactions [Abstract]
Schedule of rent payments expense
	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2025	2024	2025	2024
Jamaica Avenue at 169th Street	$625,000	$625,000	$1,150,682	$1,150,682
504-506 Fulton Street	362,250	362,250	381,195	381,195
508 Fulton Street	33,269	—	42,408	—
Total	$1,020,519	$987,250	$1,574,285	$1,531,877

Schedule of assets and liabilities
	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2025	2024	2025	2024	Expiration Date
Jamaica Avenue at 169th Street	$9,749,817	$10,600,247	$4,580,611	$4,905,360	May 31, 2035
504-506 Fulton Street	1,891,731	2,167,727	2,054,487	2,311,539	April 30, 2031
508 Fulton Street	1,018,186	—	1,224,672	—	April 30, 2044
Total	$12,659,734	$12,767,974	$7,859,770	$7,216,899